Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 28.1	$ 45.1	$ (0.9)
Prior years	28.1	45.1	(0.9)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	28.1	$ 45.1	$ (0.9)
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	86.9
Prior years	86.9
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 86.9